Subsequent Events (Details) - Restricted Stock - American Depositary Shares - shares	1 Months Ended	2 Months Ended	6 Months Ended
	Jul. 31, 2025	Aug. 27, 2025	Jun. 30, 2025	Jun. 30, 2024
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares)			2,501,632	3,501,350
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period			1,569,424	40,179
Subsequent Event
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares)	353,232
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period		18,176